Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 225,492	$ 214,020	$ 162,668
Other comprehensive income (loss), net of taxes
Unrealized net gains (losses) on translation of net investment in foreign operations	222	(4,787)	152
Net changes on investments transferred to held-to-maturity	9,145	(91,303)	151
Unrealized net gains (losses) on available-for-sale investments	57,435	(198,363)	(94,761)
Employee benefit plans adjustments	452	41,918	19,221
Other comprehensive income (loss), net of taxes	67,254	(252,535)	(75,237)
Total comprehensive income (loss)	$ 292,746	$ (38,515)	$ 87,431